2. ACQUISITION OF SUBSIDIARY UNDER COMMON CONTROL AND ADJUSTMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Acquisition Of Subsidiary Under Common Control And Adjustment Of Previously Issued Financial Statements Tables
Adjustments to previously issued financial statements

Selected combined balance sheet information as of December 31, 2015:

	Fincera	Eastern Eagle	Adjustments/Elimination	Combined
ASSETS
Cash and cash equivalents	$61,957	$10,305	$—	$72,262
Prepaid expenses, related party	—	41,148	(39,608)	1,540
Prepaid expenses and other current assets	1,520	738	—	2,258
Property, equipment and leasehold improvements, net	73,817	150,887	—	224,704
Deferred income tax assets	7,011	10,638	—	17,649
Total assets	$750,315	$213,716	$(39,608)	$924,423

LIABILITIES
Long-term bank borrowings, current portion	13,860	924	—	14,784
Financing payables, related parties	106,869	84,660	(39,608)	151,921
Other payables and accrued liabilities	35,806	12,404	—	48,210
Long-term bank borrowings	—	118,424	—	118,424
Total liabilities	$494,246	$216,412	$(39,608)	$671,050

STOCKHOLDERS’ EQUITY
Ordinary Shares	24	—	—	24
Additional paid-in capital	329,276	30,684	—	359,960
Statutory reserves	27,014	—	—	27,014
Accumulated losses	(115,229)	(35,053)	—	(150,282)
Accumulated other comprehensive income	14,984	1,673	—	16,657
Total stockholders’ equity	256,069	(2,696)	—	253,373
Total liabilities and stockholders’ equity	$750,315	$213,716	$(39,608)	$924,423

Selected consolidated statement of operations information for the year ended December 31, 2015:

	Fincera	Eastern Eagle	Adjustments/Elimination	Combined
Total income	$56,311	$18,634	$(2,172)	$72,773
Interest expense	16,694	8,112	—	24,806
Interest expense, related parties	7,006	71	(968)	6,109
Property and management cost	2,063	15,573	—	17,636
Selling and marketing	2,400	960	—	3,360
General and administrative	11,620	6,563	(1,204)	16,979
Income (loss) from continuing operations before income taxes	350	(12,645)	—	(12,295)
Income tax provision (benefit)	274	(3,137)	—	(2,863)
Income (loss) from continuing operations	76	(9,508)	—	(9,432)
Net income (loss)	$8,281	$(9,508)	$—	$(1,227)

Earnings (loss) per share
Basic
Continuing operations	$0.003	$(0.40)	$0.00	$(0.40)
Discontinued operations	0.35	0.00	0.00	0.35
	$0.35	$(0.40)	$0.00	$(0.05)

Diluted
Continuing operations	$0.003	$(0.40)	$0.00	$(0.40)
Discontinued operations	0.34	0.00	0.01	0.35
	$0.34	$(0.40)	$0.01	$(0.05)

Selected consolidated statement of operations information for the year ended December 31, 2014:

	Fincera	Eastern Eagle	Adjustments/Elimination	Combined
Total income	$5,375	$15,597	$(949)	$20,023
Interest expense	7,292	7,238	—	14,530
Interest expense, related parties	1,409	582	—	1,991
Property and management cost	2,532	14,828	—	17,360
Selling and marketing	488	1,070	—	1,558
General and administrative	5,494	8,808	(949)	13,353
Loss from continuing operations before income taxes	(19,720)	(16,929)	—	(36,649)
Income tax benefit	(3,398)	(3,911)	—	(7,309)
Loss from continuing operations	(16,322)	(13,018)	—	(29,340)
Net income (loss)	$10,166	$(13,018)	$—	$(2,852)

Earnings (loss) per share
Basic
Continuing operations	$(0.69)	$(0.55)	$0.00	$(1.24)
Discontinued operations	1.12	0.00	0.00	1.12
	$0.43	$(0.55)	$0.00	$(0.12)

Diluted
Continuing operations	$(0.68)	$(0.55)	$(0.01)	$(1.24)
Discontinued operations	1.11	0.00	0.01	1.12
	$0.43	$(0.55)	$0.00	$(0.12)